License and supply arrangements	6 Months Ended
Jun. 30, 2022
License and supply arrangements

3. License and supply arrangements

On November 16, 2020, the Company, through AEZS Germany, entered into Novo Amendment of its existing License Agreement with Novo related to the development and commercialization of macimorelin. The Company earns license fees, product sales, royalties and supply chain revenue, in addition to development service revenue from conducting the Study P02, from Novo.

In June 2020, the Company entered into an exclusive distribution and quality agreement with MegaPharm Ltd. (“MegaPharm”) for the commercialization in Israel and in the Palestinian Authority of macimorelin to be used in the diagnosis of patients with adult growth hormone deficiency and in clinical development for the diagnosis of pediatric growth hormone deficiency (the “MegaPharm Agreement”). As of June 30, 2022, there have been no products supplied under this agreement. On December 7, 2020, the Company entered into an exclusive licensing agreement with “CH” for the commercialization of macimorelin in the European Economic Area and the United Kingdom (the “CH License Agreement”). The Company earns licenses fees and product sale revenue from CH.

The Company and NK Meditech Limited (“NK”) entered into a licensing agreement, effective November 30, 2021 and pursuant to which the Company granted to NK the exclusive right to commercialize (including marketing, selling and offering to sell) macimorelin in the Republic of Korea (the “ROK”) and as applicable, in the Democratic People’s Republic of Korea (“DPRK”) to the extent NK is allowed to use the aforementioned licensed rights in the latter (“NK License Agreement”). As of June 30, 2022, there have been no products supplied under this agreement.

The following table provides a summary of deferred revenue balances:

	June 30, 2022
	Current	Non-Current	Total
	$	$	$
Novo Amendment	3,523	1,050	4,573
CH License Agreement	11	1,440	1,451
NK License Agreement	—	127	127
Total	3,534	2,617	6,151

	December 31, 2021
	Current	Non-Current	Total
	$	$	$
Novo Amendment	4,791	23	4,814
CH License Agreement	24	1,334	1,358
NK License Agreement	—	136	136
Total	4,815	1,493	6,308

NOTES TO CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

AS AT JUNE 30, 2022 AND FOR THE THREE AND SIX MONTHS ENDED JUNE 30, 2022 AND 2021

(amounts in thousands of US dollars, except share and per share data and as otherwise noted)
(Unaudited)